EARNINGS PER SHARE (EPS) (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share:
NET LOSS FOR THE YEAR	$ (1,092,374)	$ (1,627,821)
Basic numerator
Net income (loss) allocated to controlling shareholder	$ (1,092,374)	$ (1,627,821)
Weighted average of shares
Basic earnings (loss) per share	$ (0.09)	$ (0.14)
Diluted numerator
Net income (loss) allocated to controlling shareholder	$ (1,092,374)	$ (1,627,821)
Diluted denominator
Weighted average of outstanding shares	12,000,000	12,000,000
Convertible Notes	156,899	147,142
Restricted Stock Units	405,000	365,000
Diluted weighted average of outstanding shares	12,561,899	12,512,142
Diluted earnings (loss) per share	$ (0.09)	$ (0.14)
Diluted earnings per share	$ (0.09)	$ (0.14)